UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07238

SunAmerica Series Trust

(Exact name of registrant as specified in charter)

1 SunAmerica Center

Los Angeles, CA 90067-6022

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

This filing is on behalf of four of the thirty-six Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GROWTH SAST PORTFOLIO

Portfolio of Investments — March 31, 2012

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Domestic Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	4,749,363	$283,916,912
TOTAL INVESTMENTS (cost $248,147,689)@	100.1%	283,916,912
Liabilities in excess of other assets	(0.1)	(167,636)

NET ASSETS	100.0%	$283,749,276

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$283,916,912	$—	$—	$283,916,912

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO

Portfolio of Investments — March 31, 2012

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
International Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Global Growth Fund, Class 1	19,304,323	$427,783,801
TOTAL INVESTMENTS (cost $389,245,303)@	100.1%	427,783,801
Liabilities in excess of other assets	(0.1)	(237,438)

NET ASSETS	100.0%	$427,546,363

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
International Equity Investment Companies	$427,783,801	$—	$—	$427,783,801

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO

Portfolio of Investments — March 31, 2012

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Domestic Equity Investment Companies – 100.1%
American Funds Insurance Series ® — Growth-Income Fund, Class 1	6,187,229	$228,741,838
TOTAL INVESTMENTS (cost $213,930,702)@	100.1%	228,741,838
Liabilities in excess of other assets	(0.1)	(138,789)

NET ASSETS	100.0%	$228,603,049

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$228,741,838	$—	$—	$228,741,838

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST

AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO

Portfolio of Investments — March 31, 2012

(unaudited)

	Shares	Value (Note 1)
REGISTERED INVESTMENT COMPANIES - 100.1%
Asset Allocation Investment Companies – 100.1%
American Funds Insurance Series ® — Asset Allocation Fund, Class 1	6,708,824	$119,886,683
TOTAL INVESTMENTS (cost $105,906,014)@	100.1%	119,886,683
Liabilities in excess of other assets	(0.1)	(81,569)

NET ASSETS	100.0%	$119,805,114

@	See Note 2 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$119,886,683	$—	$—	$119,886,683

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Master Funds board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	For the period ended March 31, 2012
	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain / (Loss)	Investments
American Funds Growth SAST	$20,736,924	$—	$20,736,924	$263,179,988
American Funds Global Growth SAST	31,706,450	—	31,706,450	396,077,351
American Funds Growth-Income SAST	1,222,175	—	1,222,175	227,519,663
American Funds Asset Allocation SAST	10,808,024	—	10,808,024	109,078,659

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

SunAmerica Series Trust has four feeder funds which invest exclusively in Class 1 Shares of the American Funds Insurance Series® — Growth Fund, Global Growth Fund, Growth-Income Fund, and Asset Allocation Fund. Form N-Q for the period ended March 31, 2012 for the American Funds Insurance Series® was filed under CIK number 0000729528, file # 811-03857 on May 29, 2012.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270-30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 30, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 30, 2012